Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Benefit obligation at beginning of year	$ 278,227	$ 250,461
Service cost	9,326	9,244
Interest cost	9,266	9,064
Liability gain due to curtailment	0	(1,114)
Actuarial loss	17,712	20,146
Benefit payments and expenses	(28,468)	(9,574)
Benefit obligation at end of year	286,063	278,227
Fair value of plan assets at beginning of year	202,485	233,112
Actual return on plan assets	103,166	(46,325)
Employer contributions	73,000	26,000
Benefit payments and expenses	(29,737)	(10,302)
Fair value of plan assets at end of year	348,914	202,485
Funded (Unfunded) Status	$ 62,851	$ (75,742)